Financial Debt - Change in loan facility, prepayment option and synthetic warrants (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings
Opening balance, period starting	€ 8,737
Ending balance, ending period	18,973
Loan facility agreement with the European Investment Bank (EIB).
Disclosure of detailed information about borrowings
New debt	10,000
Transaction cost related to loans and borrowings	175
Separation of non-closely related embedded derivates	3,042
Subtotal: Initial recognition	6,783
Effective interest rate adjustment	115
Ending balance, ending period	6,898
Prepayment option
Disclosure of detailed information about borrowings
Separation of non-closely related embedded derivates	127
Subtotal: Initial recognition	(127)
Fair value adjustment	15
Ending balance, ending period	(112)
Synthetic warrant
Disclosure of detailed information about borrowings
Separation of non-closely related embedded derivates	(3,169)
Subtotal: Initial recognition	3,169
Fair value adjustment	35
Ending balance, ending period	€ 3,204